Deferred tax assets / (liabilities)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred tax assets/(liabilities)
29	Deferred tax assets / (liabilities)

(a)	Movements of net deferred tax assets are as follows:

	At December 31, 2021	(Charged)/ credited to consolidated income statement	Charged to other comprehensive income	(Charged)/ credited to retain earnings	Disposal of subsidiaries	At December 31, 2022
	RMB million	RMB million	RMB Million	RMB Million	RMB Million	RMB million
For the year ended December 31, 2022
Deferred tax assets:
Net effect on right-of-use assets	1,575	(102)	—	—	—	1,473
Accrued expenses	1,542	788	—	—	—	2,330
Provision for major overhauls	483	103	—	—	—	586
Contract liabilities/other non-current liabilities	56	(21)	—	—	—	35
Provision for impairment losses	1,493	(875)	—	—	—	618
Provision for tax losses	8,093	(147)	—	14	—	7,960
Change in fair value of derivative financial instruments	22	109	—	—	—	131
Change in fair value of other equity instrument investments	15	—	(1)	(14)	—	—
Depreciation allowances under tax in excess of the related depreciation under accounting	74	(74)	—	—	—	—
Others	142	49	—	—	(1)	190

	13,495	(170)	(1)	—	(1)	13,323

Deferred tax liabilities:
Accrued expenses	(6)	6	—	—	—	—
Depreciation allowances under tax in excess of the related depreciation under accounting	(519)	(166)	—	—	—	(685)
Change in fair value of other equity instrument investments	(121)	—	(34)	—	—	(155)
Change in fair value of other non-current financial assets	(17)	8	—	—	—	(9)
Fair value re-measurement of identifiable assets in business combination	(25)	2	—	—	—	(23)
Others	(10)	6	—	—	—	(4)

	(698)	(144)	(34)	—	—	(876)

Net deferred tax assets	12,797	(314)	(35)	—	(1)	12,447

	At December 31, 2020	(Charged)/ credited to consolidated income statement	(Charged)/ credited to other comprehensive income	At December 31, 2021
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2021
Deferred tax assets:
Net effect on right-of-use assets	1,307	268	—	1,575
Accrued expenses	1,456	86	—	1,542
Provision for major overhauls	361	122	—	483
Contract liabilities/other non-current liabilities	57	(1)	—	56
Provision for impairment losses	1,118	375	—	1,493
Provision for tax losses	4,288	3,805	—	8,093
Change in fair value of derivative financial instruments	10	22	(10)	22
Change in fair value of other equity instrument investments	—	—	15	15
Depreciation allowances under tax in excess of the related depreciation under accounting	—	74	—	74
Others	130	12	—	142

	8,727	4,763	5	13,495

Deferred tax liabilities:
Accrued expenses	(144)	138	—	(6)
Depreciation allowances under tax in excess of the related depreciation under accounting	(669)	150	—	(519)
Change in fair value of other equity instrument investments	(166)	—	45	(121)
Change in fair value of other non-current financial assets	(16)	(1)	—	(17)
Change in fair value of derivative financial liabilities	(34)	34	—	—
Fair value re-measurement of identifiable assets in business combination	(27)	2	—	(25)
Others	(12)	2	—	(10)

	(1,068)	325	45	(698)

Net deferred tax assets	7,659	5,088	50	12,797

Deferred tax assets arise from deductible temporary differences and unused tax losses are recognized to the extent that it is probable that future taxable profits will be available against which the related tax benefit can be utilized. The Group’s tax losses in the PRC are available for carrying forward to set off future assessable income for a maximum period of five or eight years (According to the
Notice of the Ministry of Finance on the Taxation Policy for supporting the prevention of pandemic of
Covid-19
(No. 8, 2020)
, the carry over period for tax losses of enterprises in certain difficult industries suffering from the epidemic in 2020 will be extended from 5 years to 8 years). Therefore, the Group’s tax losses occurred in 2020 can be carried forward for
5-8
years, and the Group’s tax losses occurred in other years can be carried forward for 5 years.

(b)	Reconciliation to the consolidated statement of financial position:

	2022	2021
	RMB million	RMB million
Net deferred tax asset recognized in the statement of financial position	12,471	12,823
Net deferred tax liability recognized in the statement of financial position	(24)	(26)

	12,447	12,797

(c)	Deferred tax assets not recognized
The Group’s unused tax losses of RMB43,348 million (2021: RMB3,020 million) have not been recognized as deferred tax assets, as it was determined by management that it is not probable that future taxable profits against which the losses can be utilized will be available before they expire. The expiry dates of unrecognized unused tax losses are analyzed as follows:

	2022	2021
	RMB million	RMB million
Expiring in ：
2022	—	82
2023	109	109
2024	336	336
2025	157	—
2026	11,715	1,515
2027	27,317	—
2028	3,714	978

	43,348	3,020

As at December 31, 2022, the Group’s other deductible temporary differences amounting to RMB1,610 million (December 31, 2021: RMB1,094 million) have not been recognized as deferred tax assets as it was determined by management that it is not probable that future taxable profits will be available for these deductible temporary differences to reverse in the foreseeable future.